Share based compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 14
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards vest on each anniversary (in hundredths)	20.00%
Vesting period	3 years
Exercise price (in dollars per share)	$ 14
Total number of units awarded (in units)	1,078,125
Contractual term	7 years
Dividend yield (in hundredths)	2.87%
Risk free rate of return (in hundredths)	2.15%
Expected volatility (in hundredths)	54.89%
Weighted average fair value of unit (in dollars per unit)	$ 4.28
Percentage of tranches for which share based compensation costs recognized (in hundredths)	20.00%
Share based compensation costs recognized	$ 560,071
Unrecognized share based compensation costs	4,056,460
Stock Appreciation Rights (SARs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life	4 years 10 months 24 days
Vesting period of tranches for which recognition of share based compensation costs will be accelerated	1 year
Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected exercise life	6 years
Vesting period of tranches for which recognition of share based compensation costs will be accelerated	2 years
Management Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of units awarded (in units)	6,250
Share based compensation costs recognized	11,250	11,250	16,674
Unrecognized share based compensation costs	$ 17,076
Number of years of service for units to be vest	5 years
Estimated fair value of each Management Incentive Unit (in dollars per unit)	$ 9
Period over which returns are expected	5 years
Cost of equity	25.00%
Period taken in to consideration to calculate probability of various returns	10 years